Cash and Cash Equivalents (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalent	Cash and cash equivalents include the following:
	2026 A$	2025 A$
Cash at bank and in hand	10,343,353	1,171,241
Cash and cash equivalents	10,343,353	1,171,241

Cash and cash equivalents include the following:

	2025 $	2024 $
Cash at bank and in hand	1,171,241	238,747
Cash and cash equivalents	1,171,241	238,747

(a) Reconciliation of cash at the end of the period.

The above figures are reconciled to cash at the end of the financial year as shown in the statement of cash flows as follows:

Cash and cash equivalents	1,171,241	238,747